Average Annual Total Returns - VIPStrategicIncomePortfolio-InvestorPRO - VIPStrategicIncomePortfolio-InvestorPRO - VIP Strategic Income Portfolio	Apr. 29, 2023
VIP Strategic Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.33%)
Past 5 years	1.32%
Past 10 years	2.43%
LB091
Average Annual Return:
Past 1 year	(12.99%)
Past 5 years	0.18%
Past 10 years	1.33%
F0097
Average Annual Return:
Past 1 year	(11.69%)
Past 5 years	0.76%
Past 10 years	2.10%